Advances to Suppliers, net	12 Months Ended
Dec. 31, 2024
Advances to Suppliers, net
Advances to Suppliers, net

Note 8 – Advances to Suppliers, net

Advances to suppliers consisted of the following:

	December 31,	December 31,
	2024	2023
Advances to suppliers	$3,695,682	$37,742
Allowance for credit losses	-	(3,611)
Advances to suppliers, net	$3,695,682	$34,131

The movement of allowance for credit losses are as follows:

	December 31,	December 31,
	2024	2023
Balance at beginning of year	$3,611	$415
Change of allowance for credit losses	(3,563)	3,217
Translation adjustments	(48)	(21)
Balance at end of year	$-	$3,611